DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

25. DISPOSAL OF SUBSIDIARIES

In April 2010, the Group acquired a controlling interest in Red 5 Studios, Inc. (“Red 5”), an online game development studio based in the U.S. Thereafter till 2016, the Group and Red 5 entered into several equity transactions with several third party investors and the Group’s equity holding to approximately 35%. Nevertheless, the Group retained the control of the Board of Red 5 at that time. The performance of Red 5 was under expectation afterwards and has become an inactive company. In June 2021, the two directors of Red 5 appointed by the Group resigned from Red 5 and the Group issued a letter of renunciation to Red 5 confirming the Group had renounced its right of business control of Red5 and confirmed the Group will not assign any new director to Red 5 in the future. Accordingly, the Group lost control of Red 5 and no longer consolidated of Red 5 as of June 30, 2021. The Group recognized a net gain on deconsolidation of subsidiaries amounted to RMB 9.5 million (US$1.4 million) for the year ended December 31, 2021.

In December 7, 2021, NBTC entered into a share purchase agreement with a third party 51miner Limited (“51miner”) to sell all its equity interest in Niulian Technology (Shaoxing) Co. Ltd. (“Niulian”) to 51miner. Before the disposal, Niulian held certain BTC, FIL and XCH mining machines and mined these cryptocurrencies in China. Since the regulatory risk of mining in China had been increasing, The9 decided to transfer those machines which can mine overseas to NBTC based on net book value. Such transfer was completed before the disposal. Therefore as of the disposal date, Niulian’s assets only included approximately US$0.04M cash, US$4.3M receivable from NBTC and US$2M FIL and XCH mining machines and mining related prepayments. Group has recorded a net gain of RMB 5.6 million (US$0.8 million) of and for the year ended December 31, 2021.

The9 Interactive Inc. is a wholly-owned subsidiary of The9 Limited. Since all the business activities have been terminated from 2019, the9 Interactive Inc. is converting into dormant status. The9 decided to dispose the company by December 31,2022. The Group has recorded a net loss of RMB 3.7 million (US$0.5 million) of and for the year ended December 31, 2022.

In late 2021, we formally stepped into the NFT business. Up to year 2023，the financial performance of NFT business is extremely poor, the Company decided to terminate the wholly- owned NFT business and begin to seek a buyer for this business in the first half of 2023. On October 13,2023, The9 Limited signed the share sale contract with PT. DIFI NFT INDONESIA, which is a third party. The Group sold 1 Ordinary share of NFTSTAR Singapore Pte. LTD. (the parent company of NFT relevant business group) to the Purchaser for SGD 1.00. The Group has recorded a net gain of RMB 158.8 million (US$22.4 million) as of and for the year ended December 31, 2023.

NSWAP Singapore PTE.LTD. (“NSWAP”) is a wholly-owned subsidiary of The9 Limited. Since NSWAP was in dormant state over one year, the Group submitted the shut down application and obtained the approval from the Accounting and Corporate Regulatory Authority in November 2023. The Group has recorded a net loss of RMB 0.3 million (US$0.04 million) as of and for the year ended December 31, 2023.